Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
May 31, 2025
BIO-NPRT1-0725
1.802156.121
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 2.1%
Health Care - 2.1%
Pharmaceuticals - 2.1%
UCB SA	432,274	78,483,000
CANADA - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	435,264	12,557,366
CHINA - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (a)	9,198	2,258,844
DENMARK - 4.2%
Health Care - 4.2%
Biotechnology - 3.9%
Ascendis Pharma A/S ADR (a)	597,809	97,347,218
Zealand Pharma A/S (a)	666,430	46,324,355
		143,671,573
Life Sciences Tools & Services - 0.3%
Gubra A/S (a)	198,154	11,796,657
TOTAL DENMARK		155,468,230
FRANCE - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Sensorion SA (a)(b)(c)	20,084,030	9,167,374
GERMANY - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BioNTech SE ADR (a)	175,200	16,785,912
IRELAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.1%
Prothena Corp PLC (a)(b)	643,917	2,955,579
Pharmaceuticals - 0.1%
GH Research PLC (a)(b)	405,900	4,882,977
TOTAL IRELAND		7,838,556
NETHERLANDS - 4.2%
Health Care - 4.2%
Biotechnology - 4.2%
Argenx SE ADR (a)	165,004	94,590,193
Merus NV (a)	708,854	39,745,444
Newamsterdam Pharma Co NV (a)(b)	651,100	11,791,421
uniQure NV (a)	421,282	6,095,951
		152,223,009
Pharmaceuticals - 0.0%
Pharvaris NV (a)	90,107	1,495,776
TOTAL NETHERLANDS		153,718,785
SWITZERLAND - 0.8%
Health Care - 0.8%
Biotechnology - 0.0%
Idorsia Ltd (a)(b)	289,343	577,280
Pharmaceuticals - 0.8%
Galderma Group AG	218,820	28,635,375
TOTAL SWITZERLAND		29,212,655
UNITED KINGDOM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (a)	177,105	6,482,043
Zura Bio Ltd Class A (a)	547,357	552,831
		7,034,874
Pharmaceuticals - 0.5%
Verona Pharma PLC ADR (a)	204,992	16,645,350
TOTAL UNITED KINGDOM		23,680,224
UNITED STATES - 85.9%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (a)(d)(e)	55	0
Health Care - 85.9%
Biotechnology - 81.2%
89bio Inc (a)	306,400	3,014,976
AbbVie Inc	2,890,989	538,041,963
Absci Corp (a)(b)	1,685,096	4,465,504
Akero Therapeutics Inc (a)	198,400	9,850,560
Alector Inc (a)	3,014,253	4,008,956
Allena Pharmaceuticals Inc (a)(e)	93,683	1
Allogene Therapeutics Inc (a)(b)	949,215	1,110,582
Alnylam Pharmaceuticals Inc (a)	688,403	209,660,018
Amgen Inc	1,313,039	378,391,579
AnaptysBio Inc (a)(b)	69,900	1,553,877
Annexon Inc (a)	339,687	692,961
Antares Therapeutics Inc (e)	5,166,448	929,961
Apellis Pharmaceuticals Inc (a)	33,522	567,527
Apogee Therapeutics Inc (a)(b)	392,132	14,367,716
Arcellx Inc (a)(b)	571,900	35,492,114
Arcturus Therapeutics Holdings Inc (a)(b)	179,630	2,250,764
Arcus Biosciences Inc (a)	1,206,389	10,773,054
ArriVent Biopharma Inc (a)(b)(c)	1,936,217	41,144,611
Arrowhead Pharmaceuticals Inc (a)	235,015	3,776,691
ARS Pharmaceuticals Inc (a)(b)	944,156	13,624,171
Astria Therapeutics Inc (a)	529,856	2,522,115
Astria Therapeutics Inc warrants (a)	115,136	127,509
aTyr Pharma Inc (a)(b)	2,524,394	11,284,041
Avidity Biosciences Inc (a)	783,307	24,266,851
Axcella Health Inc (a)(e)	66,454	0
Beam Therapeutics Inc (a)(b)	247,214	3,913,398
Bicara Therapeutics Inc	43,100	398,675
BioCryst Pharmaceuticals Inc (a)	391,081	4,204,121
Biohaven Ltd (a)	1,044,444	15,468,216
Biomea Fusion Inc (a)(b)	392,129	564,666
Blueprint Medicines Corp (a)	344,652	34,930,480
Bridgebio Pharma Inc (a)	733,804	25,132,787
CAMP4 Therapeutics Corp (b)	271,886	538,334
Candel Therapeutics Inc (a)(b)(c)	5,544,979	30,220,136
Cartesian Therapeutics Inc (a)(b)	675,954	6,462,120
Cartesian Therapeutics Inc rights (a)(e)	5,385,728	1,508,004
Centessa Pharmaceuticals PLC ADR (a)(b)	2,976,494	40,212,434
CG oncology Inc (a)	230,476	5,904,795
Chinook Therapeutics Inc rights (a)(e)	115,821	1
Cogent Biosciences Inc (a)	1,073,294	5,838,719
Crinetics Pharmaceuticals Inc (a)	919,404	28,051,016
Cyclerion Therapeutics Inc (a)(d)	4,740	13,888
Cytokinetics Inc (a)	90,552	2,808,923
Day One Biopharmaceuticals Inc (a)(b)	865,766	5,523,587
Denali Therapeutics Inc (a)	498,763	6,603,622
Design Therapeutics Inc (a)(b)	839,131	3,129,959
Dianthus Therapeutics Inc (a)	153,693	2,672,721
Disc Medicine Inc (a)	883,788	41,255,224
Disc Medicine Inc rights (a)(e)	1,555,907	15
Dyne Therapeutics Inc (a)	1,708,444	20,432,990
Entrada Therapeutics Inc (a)	42,269	321,244
Exact Sciences Corp (a)	64,200	3,613,176
Exelixis Inc (a)	532,154	22,903,908
Foghorn Therapeutics Inc (a)	74,520	304,042
Geron Corp (a)	2,069,812	3,146,114
Geron Corp warrants 12/31/2025 (a)	2,100,000	399,000
Gilead Sciences Inc	3,033,911	333,972,923
GlycoMimetics Inc (d)(e)(f)	12,099,897	2,309,386
Gossamer Bio Inc (a)(b)	7,574,608	8,407,815
Gritstone Bio Inc warrants (a)(e)	1,333,333	12
Ideaya Biosciences Inc (a)	637,957	12,688,965
Immunome Inc (a)	138,379	1,212,200
Immunovant Inc (a)	825,221	12,254,532
Inhibikase Therapeutics Inc (a)(b)	144,170	289,782
Insmed Inc (a)	929,219	64,794,441
Intellia Therapeutics Inc (a)(b)	791,921	5,440,497
Ionis Pharmaceuticals Inc (a)	500,777	16,781,037
Jade Biosciences Inc (d)	218,307	1,582,726
Janux Therapeutics Inc (a)	372,299	8,860,716
Keros Therapeutics Inc (a)	243,078	3,439,554
Korro Bio Inc (a)(d)	32,866	375,330
Krystal Biotech Inc (a)(b)(c)	1,855,422	233,708,955
Kymera Therapeutics Inc (a)(b)	164,541	4,876,995
Legend Biotech Corp ADR (a)	91,610	2,652,110
Lexicon Pharmaceuticals Inc (a)(b)	1,542,000	966,217
Madrigal Pharmaceuticals Inc (a)(b)	57,395	15,798,548
MannKind Corp (a)	3,933,901	16,325,689
Metsera Inc (g)	717,747	19,178,200
Metsera Inc	43,800	1,170,336
Moderna Inc (a)	784,822	20,844,872
MoonLake Immunotherapeutics Class A (a)(b)	510,858	19,928,571
Natera Inc (a)	339,132	53,491,290
Nurix Therapeutics Inc (a)	533,546	5,671,594
Nuvalent Inc Class A (a)	268,899	20,062,554
Oruka Therapeutics Inc	704,983	7,726,614
Perspective Therapeutics Inc (a)	713,700	1,834,209
Protagonist Therapeutics Inc (a)(b)	498,513	23,664,412
PTC Therapeutics Inc (a)	309,811	15,032,030
Regeneron Pharmaceuticals Inc	78,596	38,534,047
Replimune Group Inc (a)	202,922	1,822,240
Revolution Medicines Inc (a)	385,998	15,208,321
Rezolute Inc/old (a)	640,784	2,640,030
Rhythm Pharmaceuticals Inc (a)	157,703	9,671,925
Roivant Sciences Ltd (a)(b)	1,075,619	11,821,053
Sana Biotechnology Inc (a)	310,707	674,234
Scholar Rock Holding Corp (a)	1,632,599	47,361,697
Scholar Rock Holding Corp warrants 12/31/2025 (a)(d)	17,850	389,861
Soleno Therapeutics Inc (a)	132,100	9,689,535
Solid Biosciences Inc (a)(b)	3,172,860	10,184,881
Spyre Therapeutics Inc (a)	284,853	4,352,554
Stoke Therapeutics Inc (a)(b)	1,235,246	11,784,247
Summit Therapeutics Inc (a)(b)	1,687,478	30,737,412
Taysha Gene Therapies Inc (a)(b)	3,804,276	10,309,588
Tectonic Therapeutic Inc (a)	442,889	9,526,542
TG Therapeutics Inc (a)(b)	921,178	32,342,560
Twist Bioscience Corp (a)	132,425	3,880,053
Tyra Biosciences Inc (a)	27,302	248,448
Ultragenyx Pharmaceutical Inc (a)	658,289	22,401,575
United Therapeutics Corp (a)	69,693	22,221,613
Upstream Bio Inc	385,657	3,559,614
Vaxcyte Inc (a)	734,380	23,860,006
Vera Therapeutics Inc Class A (a)	457,025	8,660,624
Vertex Pharmaceuticals Inc (a)	106,309	46,993,893
Viking Therapeutics Inc (a)(b)	522,657	14,007,208
Vir Biotechnology Inc (a)(b)	169,100	835,354
Viridian Therapeutics Inc (a)	866,828	12,066,246
vTv Therapeutics Inc Class A (a)(b)(c)	178,200	2,831,598
Zenas Biopharma Inc	186,100	1,771,672
		2,974,126,160
Health Care Equipment & Supplies - 0.0%
Aradigm Corp (a)(d)(e)	148,009	2
Aradigm Corp (a)(e)	11,945	0
Glaukos Corp (a)	5,700	537,453
Novocure Ltd (a)	11,113	212,369
		749,824
Health Care Providers & Services - 0.1%
Scorpion Therapeutics Inc (e)	5,166,448	1,704,928
Scorpion Therapeutics Inc (e)	5,166,448	206,658
Scorpion Therapeutics Inc (e)	5,166,448	52
Scorpion Therapeutics Inc rights 3/5/2040 (a)(e)	5,166,448	2,841,546
		4,753,184
Health Care Technology - 0.2%
Schrodinger Inc/United States (a)(b)	333,401	7,208,130
Pharmaceuticals - 4.4%
Adimab LLC (a)(d)(e)(h)	1,954,526	30,060,610
Adimab LLC (a)(d)(e)(h)	1,954,526	9,401,270
Amylyx Pharmaceuticals Inc (a)	1,211,075	6,237,036
Axsome Therapeutics Inc (a)	137,103	14,417,751
Corcept Therapeutics Inc (a)	732,146	56,785,244
Edgewise Therapeutics Inc (a)	225,721	3,223,296
Enliven Therapeutics Inc (a)	318,138	5,653,312
Harmony Biosciences Holdings Inc (a)	64,425	2,222,663
LENZ Therapeutics Inc (a)(b)	80,958	2,363,974
Maze Therapeutics Inc (b)	148,600	1,487,486
Nuvation Bio Inc Class A (a)(b)	5,827,833	12,355,006
Ocular Therapeutix Inc (a)(b)	280,900	2,250,009
Optinose Inc warrants 11/23/2027 (a)(e)	91,712	1,793
Rapport Therapeutics Inc (a)(b)	171,063	1,414,691
Structure Therapeutics Inc ADR (a)	424,864	9,245,041
WaVe Life Sciences Ltd (a)	380,016	2,283,896
		159,403,078
TOTAL HEALTH CARE		3,146,240,376

TOTAL UNITED STATES		3,146,240,376
TOTAL COMMON STOCKS (Cost $2,518,328,609)		3,635,411,322

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Cardurion Pharmaceuticals Inc Series B (d)(e)	1,020,908	4,134,677
ElevateBio LLC Series C (a)(d)(e)	216,600	426,702
National Resilience Inc Series B (a)(d)(e)	732,064	15,212,291
Neurona Therapeutics Inc Series F (d)(e)	1,618,100	3,333,286
Saliogen Therapeutics Inc Series B (a)(d)(e)	94,461	1
Triveni Bio Inc Series B (d)(e)	7,167,431	6,092,316
		29,199,273
Health Care Technology - 0.0%
Candid Therapeutics Series B (d)(e)	1,666,667	1,650,000
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (a)(d)(e)	8,274,568	83
TOTAL HEALTH CARE		30,849,356

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,741,936)		30,849,356

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	712,866	713,008
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	214,776,303	214,797,781
TOTAL MONEY MARKET FUNDS (Cost $215,494,576)			215,510,789

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $2,772,565,121)	3,881,771,467
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(213,705,935)
NET ASSETS - 100.0%	3,668,065,532

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,982,427 or 2.0% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $19,178,200 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $6,892,544.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	7,973,065

Adimab LLC	9/17/14 - 6/05/15	23,547,619

Afferent Pharmaceuticals Inc Series C	7/01/15	0

Candid Therapeutics Series B	8/27/24	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/24	4,999,999

Cyclerion Therapeutics Inc	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

GlycoMimetics Inc	10/28/24	1,500,000

Jade Biosciences Inc	10/30/24	2,054,994

Korro Bio Inc	7/14/23	1,854,573

MedAvail Holdings Inc	7/02/12	416,675

National Resilience Inc Series B	12/01/20	9,999,994

Neurona Therapeutics Inc Series F	3/28/25	3,333,286

Saliogen Therapeutics Inc Series B	12/10/21	10,000,019

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Triveni Bio Inc Series B	9/19/24	7,500,000

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	7/30/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,965,969	93,314,710	97,567,671	47,305	-	-	713,008	712,866	0.0%
Fidelity Securities Lending Cash Central Fund	197,694,357	389,390,983	372,287,559	420,658	-	-	214,797,781	214,776,303	0.7%
Total	202,660,326	482,705,693	469,855,230	467,963	-	-	215,510,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
ArriVent Biopharma Inc	46,452,675	-	695,521	-	(80,273)	(4,532,270)	41,144,611	1,936,217
Candel Therapeutics Inc	49,766,187	-	-	-	-	(19,546,051)	30,220,136	5,544,979
Krystal Biotech Inc	336,581,669	-	3,761,681	-	2,089,180	(101,200,213)	233,708,955	1,855,422
Sensorion SA	12,663,941	-	41,282	-	(351,552)	(3,103,733)	9,167,374	20,084,030
vTv Therapeutics Inc Class A	3,474,900	-	-	-	-	(643,302)	2,831,598	178,200
Total	448,939,372	-	4,498,484	-	1,657,355	(129,025,569)	317,072,674

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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